UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09377

                    The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend Growth Fund Third Quarter Report — September 30, 2014	Barbara G. Marcin, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Dividend Growth Fund decreased 0.5% compared with an increase of 1.1% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)					Since Inception (8/26/99)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GABBX)	(0.54)%	16.88%	12.91%	7.63%	6.08%
S&P 500 Index	1.13	19.73	15.70	8.11	4.43
Lipper Large Cap Value Fund Average	(0.02)	17.30	13.90	7.25	4.75
Class A (GBCAX)	(0.54)	16.90	12.92	7.66	6.10
With sales charge (b)	(6.26)	10.18	11.59	7.03	5.68
Class C (GBCCX)	(0.78)	16.00	12.06	6.83	5.52
With contingent deferred sales charge (c)	(1.77)	15.00	12.06	6.83	5.52
Class I (GBCIX)	(0.49)	17.17	13.20	7.91	6.26

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004.The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Dividend Growth Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.2%
	Automotive — 2.8%
20,000	General Motors Co.	$638,800
10,000	Navistar International Corp.†	329,100

		967,900

	Cable and Satellite — 1.0%
2,500	Time Warner Cable Inc.	358,725

	Communications Equipment — 2.2%
15,300	Cisco Systems Inc.	385,101
5,000	QUALCOMM Inc.	373,850

		758,951

	Computer Software and Services — 11.3%
17,500	Apple Inc.	1,763,125
18,000	eBay Inc.†	1,019,340
300	Google Inc., Cl. C†	173,208
21,000	Microsoft Corp.	973,560

		3,929,233

	Diversified Industrial — 4.7%
28,000	General Electric Co.	717,360
10,000	Honeywell International Inc.	931,200

		1,648,560

	Electronics — 3.6%
21,600	Intel Corp.	752,112
10,800	Texas Instruments Inc.	515,052

		1,267,164

	Energy — 10.5%
2,000	Apache Corp.	187,740
5,000	BP plc, ADR	219,750
2,000	Chevron Corp.	238,640
9,050	ConocoPhillips	692,506
19,000	CONSOL Energy Inc.	719,340
6,000	Devon Energy Corp.	409,080
6,000	Exxon Mobil Corp.	564,300
7,525	Phillips 66	611,858

		3,643,214

	Energy Services — 3.5%
14,000	Halliburton Co.	903,140
15,000	Weatherford International plc†	312,000

		1,215,140

	Entertainment — 3.6%
6,000	Scripps Networks Interactive Inc., Cl. A	468,540
9,000	The Walt Disney Co.	801,270

		1,269,810

	Environmental Services — 1.4%
10,000	Waste Management Inc.	475,300

Shares		Market Value
	Financial Services — 17.8%
4,500	American Express Co.	$393,930
21,000	American International Group Inc.	1,134,420
16,000	Citigroup Inc.	829,120
12,000	CME Group Inc.	959,460
12,000	JPMorgan Chase & Co.	722,880
17,000	Morgan Stanley	587,690
25,000	The Blackstone Group LP	787,000
5,000	U.S. Bancorp	209,150
11,000	Waddell & Reed Financial Inc., Cl. A	568,590

		6,192,240

	Food and Beverage — 3.6%
3,000	Diageo plc, ADR	346,200
12,000	Mondelēz International Inc., Cl. A	411,180
5,400	PepsiCo Inc.	502,686

		1,260,066

	Health Care — 13.7%
6,487	Bristol-Myers Squibb Co.	332,005
5,400	Covidien plc	467,154
4,000	Eli Lilly & Co.	259,400
7,000	Gilead Sciences Inc.†	745,150
3,000	Johnson & Johnson	319,770
11,950	Merck & Co. Inc.	708,396
18,575	Pfizer Inc.	549,263
8,000	Sanofi, ADR	451,440
25,854	Zoetis Inc.	955,305

		4,787,883

	Metals and Mining — 3.5%
20,000	Barrick Gold Corp.	293,200
20,000	Freeport-McMoRan Inc.	653,000
12,000	Newmont Mining Corp.	276,600

		1,222,800

	Paper and Forest Products — 2.3%
17,000	International Paper Co.	811,580

	Retail — 4.9%
30,000	Best Buy Co. Inc.	1,007,700
27,000	Hertz Global Holdings Inc.†	685,530

		1,693,230

	Specialty Chemicals — 4.2%
8,000	E. I. du Pont de Nemours and Co.	574,080
8,000	H.B. Fuller Co.	317,600
11,000	The Dow Chemical Co.	576,840

		1,468,520

	Telecommunications — 1.5%
10,260	Verizon Communications Inc.	512,897

	Water — 3.1%
9,000	American Water Works Co. Inc.	434,070

See accompanying notes to schedule of investments.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Water (Continued)
18,000	Xylem Inc.	$638,820

		1,072,890

	TOTAL COMMON STOCKS	34,556,103

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$ 270,000	U.S. Treasury Bills,
	0.005% to 0.035%††,
	12/26/14 to 03/12/15	269,985

	TOTAL INVESTMENTS — 100.0% (Cost $24,784,995)	$34,826,088

	Aggregate tax cost	$24,839,501

	Gross unrealized appreciation	$10,570,180
	Gross unrealized depreciation	(583,593)

	Net unrealized appreciation/depreciation	$9,986,587

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Dividend Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets
Level 1 - Quoted Prices	$34,556,103
Level 2 - Other Significant Observable Inputs	269,985

Total	$34,826,088

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of common stocks. Level 2 consists of U.S. Government Obligations.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at September 30, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The

The Gabelli Dividend Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Secretary
Anthony J. Colavita
President,	Agnes Mullady
Anthony J. Colavita, P.C.	Treasurer

Vincent D. Enright	Richard J. Walz
Former Senior Vice	Chief Compliance
President and Chief	Officer
Financial Officer,
KeySpan Corp.	DISTRIBUTOR

Mary E. Hauck	G.distributors, LLC
Former Senior Portfolio
Manager,	CUSTODIAN, TRANSFER
Gabelli-O’ Connor Fixed	AGENT, AND DIVIDEND
Income Mutual Fund	DISBURSING AGENT
Management Co.
State Street Bank and Trust
Kuni Nakamura	Company
President,
Advanced Polymer, Inc.	LEGAL COUNSEL

Werner J. Roeder, MD	Skadden, Arps, Slate, Meagher &
Medical Director,	Flom LLP
Lawrence Hospital

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q314QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/18/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/18/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/18/2014

* Print the name and title of each signing officer under his or her signature.